Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	¥ 2,055,922		¥ 1,243,817
Acquisition of subsidiaries and schools	47,574		812,105
Disposal of subsidiaries and schools	(20,345)
Ending balance	2,083,151		2,055,922	¥ 1,243,817
Accumulated goodwill impairment loss	0		0	¥ 0
Goodwill	¥ 2,083,151	$ 319,257	¥ 2,055,922